Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	¥ 418,136,773	¥ 654,328,054
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	397,107,417
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	21,029,356	654,328,054
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total
Fair value recurring [Member] | Asset management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Asset management products	20,028,205	20,020,456
Fair value recurring [Member] | Wealth management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	398,108,568	634,307,598
Fair value recurring [Member] | Level 1 [Member] | Asset management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Asset management products
Fair value recurring [Member] | Level 1 [Member] | Wealth management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	397,107,417
Fair value recurring [Member] | Level 2 [Member] | Asset management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Asset management products	20,028,205	20,020,456
Fair value recurring [Member] | Level 2 [Member] | Wealth management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	1,001,151	634,307,598
Fair value recurring [Member] | Level 3 [Member] | Asset management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Asset management products
Fair value recurring [Member] | Level 3 [Member] | Wealth management products [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products